Redeemable Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2024
Redeemable Convertible Preferred Stock [Abstract]
Schedule Of Redeemable Convertible Preferred Stock Issue Authorised And Liquidation [Table Text Block]

The authorized, issued and outstanding shares of the redeemable convertible preferred stock and liquidation preferences as of December 31, 2024 and 2023 were as follows (dollars in thousands):

	Authorized Shares	Outstanding Shares	Net Carrying Value *	Liquidation Preference
			(In thousands)
Series Seed Shadow Preferred	5,032,238	2,020,309	$698	$698
Series A Shadow Preferred	15,174,130	4,573,935	3,183	3,183
Series B Shadow Preferred	18,392,046	12,234,661	8,442	8,442
Series C Shadow Preferred	13,722,052	10,211,548	48,661	48,661
Series D Shadow Preferred	4,707,494	3,990,707	41,673	41,673
Series D Exchange Shadow Preferred	4,707,494	239,405	2,500	2,500
Series D-1 Shadow Preferred	3,935,839	3,662,318	30,595	30,595
Series D-1 Exchange Shadow Preferred	3,935,839	—	—	—
Series D-2 Shadow Preferred	27,042,965	7,561,820	37,595	37,595

Total	96,650,097	44,494,703	$173,347	$173,347

*	net of issuance cost including cash, issuance of preferred stock warrants & dividend contribution(In thousands)